Net Defined Benefit Liability (Asset) - Summary Of Fair Value Of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Cash and due from banks	₩ 1,807,408	₩ 1,661,623
Return on plan assets, net defined benefit liability (asset)	67,798	₩ 31,821
Estimate of contributions expected to be paid to plan	₩ 128,665